Note 7 - Property and equipment:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
7.     Property and equipment

2011	Cost	Accumulated amortization	Net book value

Laboratory equipment	$3,645	$3,228	$417
Computer equipment	915	635	280
Office equipment	659	609	50
Leasehold improvements	3,185	1,965	1,220

	$8,404	$6,437	$1,967

2010	Cost	Accumulated amortization	Net book value

Laboratory equipment	$3,480	$3,125	$355
Computer equipment	1,196	1,009	187
Office equipment	698	609	89
Leasehold improvements	3,135	1,697	1,438

	$8,509	$6,440	$2,069

Amortization expense for the year ended December 31, 2011 amounted to $760 (2010 - $838).